Note 15 - Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	Financial		Financial
	assets at		liabilities
	fair value	Debt	at fair value	Financial
	through	instrument at	through	liabilities
[US$ thousands]	net income	amortized	net income	at amortized
As of December 31, 2017	(loss)	cost	(loss)	cost	Total
Financial assets
Non-current
Other financial assets (1)	—	1,857	—	—	1,857
Current
Trade receivables (Note 20)	—	31,072	—	—	31,072
Other receivables (Note 20)	—	7,865	—	—	7,865
Total	—	40,795	—	—	40,795

Financial liabilities
Non-current
Financial lease liabilities and other loans (Notes 10 and 11)	—	—	—	4,032	4,032
Other non-current liabilities	—	—	—	87	87
Current
Trade and other payables (Note 21)	—	—	—	21,401	21,401
Financial lease liabilities and other loans (Notes 10 and 11)	—	—	—	2,073	2,073
Other current liabilities (Note 14)	—	—	600	7,595	8,195
Total	—	—	600	35,789	35,789
	Financial		Financial
	assets at		liabilities
	fair value	Debt	at fair value	Financial
	through	instrument at	through	liabilities
[US$ thousands]	net income	amortized	net income	at amortized
As of December 31, 2018	(loss)	cost	(loss)	cost	Total
Assets
Non-current
Other financial assets - non-current (2)	—	2,025	—	—	2,025
Investment in associate (preferred shares in StarMaker) (Note 29)	30,000	—	—	—	30,000
Current
Trade receivables (Note 20)	—	37,468	—	—	37,468
Other receivables (Note 20)	—	7,123	—	—	7,123
Other financial assets - current (3)	1,165	89	—	—	1,254
Total financial assets	1,165	46,704	—	—	77,869

Liabilities
Non-current					—
Financial lease liabilities and other loans (Notes 10 and 11)	—	—	—	2,271	2,271
Other non-current liabilities	—	—	—	212	212
Current
Trade and other payables (Note 21)	—	—	—	17,957	17,957
Financial lease liabilities and other loans (Notes 10 and 11)	—	—	—	2,490	2,490
Other current liabilities (Note 14) (3)	—	—	500	9,201	9,701
Total financial liabilities	—	—	500	32,132	32,632

Disclosure of gain (loss) on trading securities [text block]
[US$ thousands]	Realized gain (loss)	Unrealized gain (loss)	Total
Long positions	(1,353)	(169)	(1,522)
Short positions	48	(11)	38
Total	(1,305)	(180)	(1,485)

Disclosure of financial instruments fair value hierarchy [text block]
[US$ thousands]	Date of valuation	Carrying amount	Fair value	Level 1	Level 2	Level 3
Liabilities measured at fair value
Contingent consideration (Note 12)	December 31, 2017	600	600			X
Liabilities for which fair values are disclosed
Financial lease liabilities and other loans (Note 10)	December 31, 2017	6,106	6,106		X
[US$ thousands]	Date of valuation	Carrying amount	Fair value	Level 1	Level 2	Level 3
Assets measured at fair value
Other financial assets (listed equity instruments)	December 31, 2018	1,165	1,165	X
Investment in associate (preferred shares in StarMaker) (Note 29)	December 31, 2018	30,000	30,000			X
[US$ thousands]	Date of valuation	Carrying amount	Fair value	Level 1	Level 2	Level 3
Liabilities measured at fair value
Other liabilities (short position)	December 31, 2018	500	500	X
Liabilities for which fair values are disclosed
Finance lease liabilities and other loans (Note 10)	December 31, 2018	4,762	4,762		X